Acquisitions Aunt Bessie's detailed net assets acquired (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]

July 2, 2018
€m
Assets:
Intangible assets	205.3
Property, plant and equipment	23.1
Current assets	19.5
Inventories	13.2
Total assets	261.1

Liabilities:
Current liabilities	20.6
Deferred tax liabilities	37.6
Total liabilities	58.2

Total identifiable net assets acquired	202.9

Total purchase consideration	235.9

Total identifiable net assets acquired	(202.9)

Goodwill	33.0
:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	31.2
Deferred tax liabilities	22.6
Total liabilities	53.8

Total identifiable net assets acquired	156.5

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.5)

Goodwill	82.5

19)	Indemnification assets

	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m
Balance at January 1	79.4	73.8
Recognized through business combinations	—	6.1
Utilized	—	(0.5)
Release of indemnified provision	(44.0)	—
Balance at December 31	35.4	79.4